Note Borrowings (Maximum aggregate balance of federal funds purchased and repurchase agreements) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Maximum aggregate balance outstanding at any month-end	$ 401,606	$ 471,083
Average montly aggregate balance outstanding	$ 330,585	$ 399,422
Weighted average interest rate for the year	2.01%	1.22%
Weighted average interest rate at December 31	2.44%	1.50%